SUBSEQUENT EVENTS (Details Narrative)										3 Months Ended		12 Months Ended
	May 10, 2023 USD ($) $ / shares shares	Apr. 18, 2023 USD ($) $ / shares shares	Apr. 14, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares		Feb. 10, 2023 USD ($) $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Jan. 01, 2023 shares	Jan. 10, 2022 shares	Mar. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares		Apr. 28, 2023 USD ($)
Subsequent Event [Line Items]
Number of common stock shares issued						156,250	93,750
Stock issued value | $						$ 50,000	$ 30,000					$ 45,840		$ 148,070
Share price | $ / shares						$ 0.32	$ 0.32
Aggregate principal amount | $				$ 2,165,000	[1],[2]					$ 2,165,000	[1],[2]	$ 2,165,000	[1],[2],[3],[4]	$ 2,165,000	[3],[4]
Four Board Members [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued										60,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of common stock shares issued												280,000		4,811,309
Stock issued value | $												$ 280		$ 4,811
Stock Plan 2021 [Member] | Four Board Members [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued				30,000				80,000	40,000
Stock Plan 2021 [Member] | Advisory Board Members [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued				2,000				2,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercisable	800,000
Warrants exercisable term	5 years
Warrants fair value | $	$ 348,637
Subsequent Event [Member] | Measurement Input, Exercise Price [Member]
Subsequent Event [Line Items]
Warrants, measurement input | $ / shares	0.20
Subsequent Event [Member] | Measurement Input, Share Price [Member]
Subsequent Event [Line Items]
Warrants, measurement input | $ / shares	0.4358
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $	$ 1,165,000															$ 1,000,000
Debt Instrument, Maturity Date	Apr. 30, 2024
Debt Instrument, Interest Rate Terms	The interest rate was renegotiated to 10%, from the former 6%, and the Company received the right to repurchase the note at 120% of face-value plus interest, after 60 days of the extension.
Subsequent Event [Member] | Private Placement [Member] | Boardof Directors [Member]
Subsequent Event [Line Items]
Share price | $ / shares			$ 0.32
Subsequent Event [Member] | Private Placement [Member] | Supplier Invoice [Member]
Subsequent Event [Line Items]
Number of common stock shares issued			137,656
Stock issued value | $			$ 44,050
Subsequent Event [Member] | Private Placement [Member] | Officers [Member]
Subsequent Event [Line Items]
Number of common stock shares issued			6,763,562
Stock issued value | $			$ 2,164,340
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of common stock shares issued		78,125				156,250	93,750
Stock issued value | $		$ 25,000				$ 50,000	$ 30,000
Share price | $ / shares		$ 0.32				$ 0.32	$ 0.32
Subsequent Event [Member] | Stock Plan 2021 [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued										19,892,071
Subsequent Event [Member] | Stock Plan 2021 [Member] | Four Board Members [Member] | Fourth Quarter Of Twenty Twenty Two [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued		80,000
Share price | $ / shares		$ 0.48
Number of common stock shares awarded, value | $		$ 38,400
Subsequent Event [Member] | Stock Plan 2021 [Member] | Advisory Board Members [Member] | Fourth Quarter Of Twenty Twenty Two [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued		2,000
Share price | $ / shares		$ 0.48
Number of common stock shares awarded, value | $		$ 960
Subsequent Event [Member] | Stock Plan 2021 [Member] | Advisory Board Members [Member] | First Quarter Of Twenty Twenty Three [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued		2,000
Share price | $ / shares		$ 0.425
Number of common stock shares awarded, value | $		$ 850
Subsequent Event [Member] | Stock Plan 2021 [Member] | Three Board Members [Member] | First Quarter Of Twenty Twenty Three [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued		30,000
Share price | $ / shares		$ 0.425
Number of common stock shares awarded, value | $		$ 12,750

[1]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[2]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).
[3]	$2 million of principal, accrued interest and default penalties for notes issued prior to 2021, where settled by a third party in exchange for us issuing to them a note in the amount of $1 million.
[4]	Net cash received for these notes were $1,045,150, after a Debt Discount of $119,850 was paid to the sole Placement Agent: WallachBeth Capital, LLC (Member FINRA / SIPC).